RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Summary of estimated terms over which right-of-use assets are amortised

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4–5 years

Summary of net book value of rights-of-use assets

	December 31,
	2020	2019
Sites for placement of network and base station equipment	93,948	93,694
Land and buildings	36,468	45,020
Vehicles and other	87	103
Right-of-use assets, net	130,503	138,817

Depreciation of the right-of-use assets for the years ended December 31, 2020, 2019 and 2018 included in depreciation and amortization expense  in the accompanying consolidated statement of profit or loss was as follows, whereas RUB 3, RUB 1,644 and RUB 1,388 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss:

	2020	2019	2018
Sites for network and base station equipment	6,903	6,900	7,784
Land and buildings	11,903	11,968	10,955
Vehicles and other	43	404	135
Exclusive rights for trademarks	—	693	694
Depreciation charge, total	18,849	19,965	19,568

Schedule of expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases

	2020	2019	2018

Variable lease payments	9,542	8,522	1,934
Short-term leases	195	203	173

Total	9,737	8,725	2,107

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

	December 31,
	2020	2019
Minimum lease payments, including:
Current portion (less than 1 year)	27,094	27,650
More than 1 to 5 years	98,737	100,005
Over 5 years	93,520	106,411
Total minimum lease payments	219,351	234,066
Less amount representing interest	(68,537)	(78,758)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	16,177	15,228
More than 1 to 5 years	66,784	63,016
Over 5 years	67,853	77,064
Total present value of net minimum lease payments	150,814	155,308
Less current portion of lease obligations	(16,177)	(15,228)
Non-current portion of lease obligations	134,637	140,080